Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Dividends Declared

All figures in £ millions	2020	2019	2018
Final paid in respect of prior year 13.5p (2019: 13.5p, 2018: 12.0p)	101	101	93
Interim paid in respect of current year 6p (2019: 6p, 2018: 5.5p)	45	46	43

	146	147	136